Schedule of Antidilutive Securities Earnings Per Share (Details) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	2,100	2,741	1,593
Convertible Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	936	1,040	1,328
Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	383	1,321
Preferred Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	13	13	13
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	768	367	252